Ordinary shares and treasury stock	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Ordinary shares and treasury stock
12. Ordinary shares and treasury stock
FinVolution Group was incorporated as Limited Liability Company with authorized share capital of US$50,000 divided into 5,000,000,000 shares, of which 4,266,159,600 shares are designated as ordinary shares at par value of US$0.00001 and 733,840,400 as preferred shares.
Immediately prior to the completion of the initial public offering, the Company adopted a dual class share structure.
For the years ended December 31, 2018, 2019 and 2020, the Company repurchased 60,306,360, 12,729,500 and 139,954,870 Class A ordinary shares on the open market for an aggregate cash consideration of US$67,622 (RMB452,262), US$6,802(RMB47,173) and US$55,393(RMB384,871). The weighted average price of these shares repurchased were US$1.12, US$0.53 and US$0.40 per share. These issued and repurchased shares are considered not outstanding and therefore were accounted for under the cost method and includes such treasury stock as a component of the shareholder’s equity. For the years ended December 31, 2018, 2019 and 2020, a total of 44,005,360, 55,396,235 and 15,682,565 treasury stock were used for exercise of option. As of December 31, 2019 and 2020, 20,634,265 and 144,906,570 shares were not in use and not outstanding, respectively.
For the years ended December 31, 2018, 2019 and 2020, certain Class B ordinary shareholders sold 2,000,000, 73,000,000 and 5,000,000 Class B ordinary shares on the open market which were automatically transferred into Class A ordinary shares upon completion of the transaction.
As of December 31, 2020, 1,550,071,169 ordinary shares have been issued at par value of US$0.00001, including (i)969,071,169 Class A ordinary shares and (ii)581,000,000 Class B ordinary shares.